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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
February 7,2011

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $190,504,429
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	8041	SH	93180		SOLE				93180
ALLIANCE RESOURCE PTN	LP	01877R108	475	SH	7228		SOLE				7228
ARCHER DANIELS MIDLAND	COM	039483102	6991	SH	232403		SOLE				232403
AMERICAN EXPRESS CO	COM	025816109	8601	SH	200391		SOLE				200391
ATHENAHEALTH, INC	COM	04685W103	644	SH	15718		NONE						15718
BERKSHIRE HATHAWAY CL A	COM	084670108	7468	SH	62		SOLE				62
BERKSHIRE HATHAWAY CL B	COM	084670207	3379	SH	42181		SOLE				42181
BUCKEYE PARTNERS	LP	118230101	273	SH	4088		SOLE				4088
BOARDWALK PIPELINE PTN	LP	096627104	485	SH	15582		SOLE				15582
CLEARBRIDGE MLP FUND	COM	184692101	328	SH	14900		SOLE				14900
COLGATE PALMOLIVE CO	COM	194162103	11523	SH	143380		SOLE				143380
COPANO ENERGY LLC	LP	217202100	545	SH	16149		SOLE				16149
EMERSON 		COM	291011104	9740	SH	170362		SOLE				170362
ENBRIDGE ENERGY PTN	LP	29250R106	420	SH	6726		SOLE				6726
ENERGY TRANSFER EQUITY	GP	29273V100	278	SH	7126		SOLE				7126
ENERGY TRANSFER PTN	LP	29273R109	288	SH	5555		SOLE				5555
ENTERPRISE PRODUCTS PTN	LP	293792107	1393	SH	33466		SOLE				33466
EXPRESS SCRIPTS		COM	302182100	18238	SH	337437		SOLE				337437
EXXON MOBIL CORP	COM	30231G102	2630	SH	35972		SOLE				35972
FEDEX CORP		COM	31428x106	8384	SH	90137		SOLE				90137
HOME DEPOT CO		COM	437076102	7831	SH	223372		SOLE				223372
INERGY			LP	456615103	534	SH	13596		SOLE				13596
JOHNSON & JOHNSON CO.	COM	478160104	9207	SH	148867		SOLE				148867
KINDER MORGAN ENERGY PT	LP	494550106	274	SH	3897		SOLE				3897
LINN ENERGY LLC		LLC	536020100	542	SH	14458		SOLE				14458
MAGELLAN MIDSTREAM PTN	LP	559080106	392	SH	6942		SOLE				6942
MARKWEST ENERGY PTN	LP	570759100	227	SH	5230		SOLE				5230
MERCK & CO INC		COM	589331107	1075	SH	29815		SOLE				29815
MICROSOFT CORP		COM	594918104	228	SH	8158		SOLE				8158
MOODY'S CORP		COM	615369108	322	SH	12140		SOLE				12140
NORTHERN TRUST		COM	665859104	7163	SH	129272		SOLE				129272
NUSTAR ENERGY 		LP	67058H102	219	SH	3150		SOLE				3150
NUSTAR GRP HOLDINGS	LP	67059L102	424	SH	11669		SOLE				11669
ONEOK PTN		LP	68268N103	486	SH	6110		SOLE				6110
PEPSICO INC		COM	713448108	10037	SH	153633		SOLE				153633
PLAINS ALL-AMERICAN	LP	726503105	572	SH	9114		SOLE				9114
PROCTOR & GAMBLE CO.	COM	742718109	9970	SH	154977		SOLE				154977
SUBURBAN PROPANE PTN	LP	864482104	235	SH	4188		SOLE				4188
TEEKAY LNG PTN		LP	Y8564M105	525	SH	13815		SOLE				13815
UNITED PARCEL SERV B	COM	911312106	363	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	9654	SH	122636		SOLE				122636
US BANCORP		COM	902973304	216	SH	8000		SOLE				8000
WALGREEN CO		COM	931422109	9996	SH	256561		SOLE				256561
WAL MART STORES		COM	931142103	10336	SH	191655		SOLE				191655
WELLPOINT HEALTH NTWKS	COM	94973H108	1041	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	8514	SH	458505		SOLE				458505